UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):       [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Quaker Capital Management Corporation
Address:        The Arrott Building
                401 Wood Street, Suite 1300
                Pittsburgh, PA  15222-1824

13F File Number:     028-03862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           David R. Fallgren
Title:          Compliance
Phone:          412-281-1948

Signature, Place, and Date of Signing:

/s/  David R. Fallgren       Pittsburgh, Pennsylvania        November 12, 2002

Report Type (Check only one.):

[X  ]           13F HOLDINGS REPORT

[   ]           13F NOTICE

[   ]           13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:         NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         68

Form 13F Information Table Value Total:         $424,359,725

List of Other Included Managers:

NONE
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
       Name of Issuer        Class  CUSIP        Value ($)   Shares     InvDscn  Oth  VoteSole  VoteShd.

Airspan Networks Inc.        Com    00950H102        88,176    200,400  Sole           200,400         0
Aldila Inc.                  Com    014384101       141,296     92,958  Sole                 0    92,958
Alvarion Ltd.                Com    M0861T100        20,800     10,000  Sole            10,000         0
Amer West Hldg Corp. Cl. B   Com    023657208       390,485    269,300  Sole                 0   269,300
AMR Corporation              Com    001765106     1,658,728    396,825  Sole                 0   396,825
AngloGold                    Com    356142208       976,340     36,636  Sole                 0    36,636
AOL Time Warner              Com    00184A105     9,585,962    819,313  Sole           700,000   119,313
Artesyn Technologies Inc.    Com    043127109       473,385    313,500  Sole           313,500         0
Barrick Gold Corp.           Com    067901108       873,226     56,156  Sole                 0    56,156
Bell South Corp.             Com    079860102    16,344,990    890,250  Sole           585,000   305,250
Borders Group Inc.           Com    099709107     8,140,160    515,200  Sole           295,000   220,200
Cable & Wireless             Com    126830207     7,247,070  1,342,050  Sole           585,000   757,050
Cal Dive International       Com    127914109     5,546,750    275,000  Sole                 0   275,000
California Amplifier Inc.    Com    129900106       491,280    138,000  Sole           138,000         0
Ceragon Networks Ltd         Com    M22013102     1,013,000  1,013,000  Sole         1,013,000         0
Citigroup Inc.               Com    172967101    13,498,133    455,249  Sole           270,000   185,249
Citrix Systems               Com    177376100     1,507,500    250,000  Sole           250,000         0
Cold Metal Products          Com    192861102        95,156    237,890  Sole                 0   237,890
Cole National Corp.          Com    193290103    16,082,386  1,281,465  Sole           321,300   960,165
Cooper Tire & Rubber         Com    216831107    11,685,575    724,013  Sole           281,300   442,713
Cytec Industries Inc.        Com    232820100     4,245,503    193,417  Sole                 0   193,417
Dawson Geophysical           Com    239359102     2,716,275    518,373  Sole                 0   518,373
Ditech Communications        Com    25500M103       945,888    566,400  Sole           300,000   266,400
Dycom Industries             Com    267475101     4,626,258    505,050  Sole                 0   505,050
East West Bancorp Inc.       Com    27579R104     7,113,468    210,707  Sole                 0   210,707
Emcee Broadcast Products Inc Com    268650108       190,944    596,700  Sole           596,700         0
Enpro Industries             Com    29355X107       443,754    129,374  Sole            69,260    60,114
Fairchild Semiconductor      Com    303726103    10,172,201  1,074,150  Sole           549,500   524,650
Fastnet Corp.                Com    311877104        90,280    122,000  Sole           122,000         0
Federal National Mortgage As Com    313586109     4,039,015     67,837  Sole            65,000     2,837
First Avenue Networks Inc.   Com    31865X106       984,222  3,936,889  Sole         2,734,790 1,202,099
Globespan Virata             Com    37957V106    10,043,570  4,255,750  Sole         2,500,000 1,755,750
Goodrich Corporation         Com    382388106    15,035,423    795,525  Sole           350,000   445,525
Guilford Mills Inc.          Com    401794102       225,500  1,025,000  Sole         1,025,000         0
Gundle/SLT Environmental Inc Com    402809107     3,713,066    471,800  Sole            92,000   379,800
ITSA                         Com    G4984V106           383    191,429  Sole           191,429         0
JP Morgan Chase & Co.        Com    46625H100     2,090,229    110,070  Sole           110,000        70
Loews Corporation            Com    540424108    14,862,028    346,515  Sole           151,300   195,215
Magellan Health Services     Com    559079108       318,709  1,225,805  Sole         1,040,900   184,905
Massey Energy                Com    576206106     7,528,440  1,167,200  Sole           500,000   667,200
Merck & Co.                  Com    589331107    18,255,431    399,375  Sole           262,700   136,675
Microsemi Corp.              Com    595137100     4,842,552    863,200  Sole           500,000   363,200
Miller Herman Inc.           Com    600544100       956,305     53,846  Sole                 0    53,846
Motorola                     Com    620076109     6,270,371    615,950  Sole                 0   615,950
MPS Group                    Com    607830106     3,299,330    568,850  Sole                 0   568,850
Newmont Mining               Com    651639106    15,391,979    559,505  Sole           347,800   211,705
Nucentrix Broadband Networks Com    670198100     2,350,740  2,327,466  Sole           990,600 1,336,866
Payless Shoesource           Com    704379106    18,604,663    344,467  Sole           155,100   189,367
Peak International Ltd.      Com    G69586108     5,640,335  1,223,500  Sole                 0 1,223,500
PNC Financial Services Group Com    693475105    26,029,432    617,250  Sole           415,000   202,250
Qwest Communications Interna Com    749121109     6,975,660  3,059,500  Sole         1,100,000 1,959,500
Reuters Group PLC            Com    76132M102     2,965,875    137,500  Sole                 0   137,500
RF Monolithics Inc.          Com    74955F106     1,504,260    417,850  Sole            17,700   400,150
Rockford Corp.               Com    77316P101     6,217,213    952,100  Sole           488,000   464,100
Spectrum Control             Com    847615101     6,805,648  1,394,600  Sole           789,800   604,800
Sprint Corporation           Com    852061100    18,228,172  1,998,703  Sole         1,205,000   793,703
Sunrise Telecom              Com    86769Y105        28,165     21,500  Sole            21,500         0
Tektronix                    Com    879131100     5,336,875    324,825  Sole            56,400   268,425
TMP Worldwide Inc.           Com    872941109     2,290,500    254,500  Sole           254,500         0
Travelers Property Class-B   Com    89420G406       435,960     32,222  Sole            17,753    14,469
Travelers Property Class-A   Com    89420G109       206,135     15,616  Sole             8,640     6,976
Tyco International Ltd.      Com    902124106     6,723,585    476,850  Sole           283,300   193,550
United Therapeutics Corp.    Com    91307C102    16,913,068  1,028,150  Sole           333,800   694,350
UST Inc.                     Com    902911106     7,178,035    254,450  Sole           189,600    64,850
Walt Disney Co.              Com    254687106    15,468,326  1,021,686  Sole           465,200   556,486
Waste Management Inc.        Com    94106L109    16,004,516    686,300  Sole           310,000   376,300
Watchguard Technologies Inc. Com    941105108     1,648,240    374,600  Sole           374,600         0
WSFS Financial               Com    929328102    22,542,800    805,100  Sole           327,300   477,800

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